Earnings per share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Weighted average number of shares for diluted earnings per share
Weighted average number of shares for basic earnings per share (in shares)	29,410	27,462
Weighted average number of shares for diluted earnings per share (in shares)	29,410	27,462
(Loss)/earnings for basic and diluted earnings per share
Loss for earnings per share from continuing operations	€ (2,128)	€ (4,399)
Loss for earnings per share from discontinued operations		(3,535)
Loss for basic and diluted earnings per share	€ (2,128)	€ (7,934)
Basic (loss)/earnings per share
Basic loss per share from continuing operations	€ (7.24)	€ (16.02)
Basic loss per share from discontinued operations		(12.87)
Basic loss per share	(7.24)	(28.89)
Diluted (loss)/earnings per share
Diluted loss per share from continuing operations	(7.24)	(16.02)
Diluted loss per share from discontinued operations		(12.87)
Diluted loss per share	€ (7.24)	€ (28.89)